Variable Interest Entities (Details) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Assets:
Restricted cash	$ 86,872	$ 110,698
Accounts Receivable, Net [Abstract]
Allowance for uncollectible accounts	(203,572)	(210,175)	$ (190,990)	$ (146,982)
Deferred fees and origination costs	(15,897)	(6,991)
Total customer accounts receivables, net	1,287,433	1,318,066
Total assets	1,900,799	1,941,134	$ 2,025,300
Liabilities [Abstract]
Accrued Liabilities and Other Liabilities	69,112	43,099
Other liabilities	12,500	13,700
Long-term debt and capital lease obligations	1,090,105	1,144,393
Less deferred debt issuance costs	(8,886)	(10,853)
Total long-term debt	1,097,476
Total liabilities	1,365,731	1,423,344
Variable Interest Entity, Primary Beneficiary [Member]
Assets:
Restricted cash	85,322	110,698
Due from Conn's, Inc., net		7,368
Accounts Receivable, Net [Abstract]
Customer accounts receivable	987,418	884,367
Restructured accounts	97,967	131,470
Allowance for uncollectible accounts	(143,115)	(150,435)
Allowance for short-term, no-interest option programs	(18,228)	(15,912)
Deferred fees and origination costs	(9,332)	0
Total customer accounts receivables, net	914,710	849,490
Total assets	1,015,244	967,556
Liabilities [Abstract]
Accrued Liabilities and Other Liabilities	6,723	6,525
Other liabilities	10,639	6,691
Long-term debt and capital lease obligations	793,476	752,291
Less deferred debt issuance costs	(5,497)	(6,710)
Total long-term debt	787,979	745,581
Total liabilities	805,341	758,797
Secured Debt [Member] | 2015-A Class A Notes [Member]
Liabilities [Abstract]
Total long-term debt	0	12,166
Secured Debt [Member] | 2015-A Class B Notes [Member]
Liabilities [Abstract]
Total long-term debt	0	165,900
Secured Debt [Member] | 2016-A Class A Notes [Member]
Liabilities [Abstract]
Total long-term debt	0	64,732
Secured Debt [Member] | 2016-A Class B Notes [Member]
Liabilities [Abstract]
Total long-term debt	0	70,510
Secured Debt [Member] | 2016-A Class C Notes [Member]
Liabilities [Abstract]
Total long-term debt	0	70,510
Secured Debt [Member] | 2016-B Class A Notes [Member]
Liabilities [Abstract]
Total long-term debt	0	256,513
Secured Debt [Member] | 2016-B Class B Notes [Member]
Liabilities [Abstract]
Total long-term debt	73,589	111,960
Secured Debt [Member] | 2017-A Class A Notes [Member]
Liabilities [Abstract]
Total long-term debt	59,794	0
Secured Debt [Member] | 2017-A Class B Notes [Member]
Liabilities [Abstract]
Total long-term debt	106,270	0
Secured Debt [Member] | 2017-A Class C Notes [Member]
Liabilities [Abstract]
Total long-term debt	50,340	0
Secured Debt [Member] | 2017-B Class A Notes [Member]
Liabilities [Abstract]
Total long-term debt	292,663	0
Secured Debt [Member] | 2017-B Class B Notes [Member]
Liabilities [Abstract]
Total long-term debt	132,180	0
Secured Debt [Member] | 2017-B Class C Notes [Member]
Liabilities [Abstract]
Total long-term debt	$ 78,640	$ 0